Effects on Initial Application of IFRS 9 and Information for the Years Ended December 31, 2016 and 2017 in Conformity With IAS 39 - Summary of Carrying Amount of Financial Assets Transferred (Parenthetical) (Detail)
$ in Thousands, $ in Thousands
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Jan. 01, 2018 TWD ($)	Jan. 01, 2018 USD ($)	Dec. 31, 2017 TWD ($)
Disclosure of financial assets [Line Items]
Financial assets at amortized cost	$ 268,271	$ 8,763
Retained earnings	3,602,663	117,696			$ 2,815,966
Deferred tax liabilities	$ 308,759	$ 10,087			$ 174,293
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of financial assets [Line Items]
Retained earnings			$ (1,940)	$ (63)
IAS 39 [member]
Disclosure of financial assets [Line Items]
Other financial assets			70,241	2,295
IFRS 9 [member]
Disclosure of financial assets [Line Items]
Financial assets at amortized cost			70,241	2,295
IFRS 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of financial assets [Line Items]
Retained earnings			29,077
Other equity interest			42,165
Financial assets at fair value through other comprehensive income, category [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of financial assets [Line Items]
Retained earnings			28,584	934
Other equity interest			42,165	1,377
Deferred tax liabilities			8,636	282
Financial assets at fair value through other comprehensive income, category [member] | IAS 39 [member]
Disclosure of financial assets [Line Items]
Available-for-sale financial assets			9,950	325
Financial assets at fair value through other comprehensive income, category [member] | IFRS 9 [member]
Disclosure of financial assets [Line Items]
Available-for-sale financial assets			89,335	2,918
Financial assets at fair value through profit or loss, category [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of financial assets [Line Items]
Retained earnings			493	16
Financial assets at fair value through profit or loss, category [member] | IAS 39 [member]
Disclosure of financial assets [Line Items]
Available-for-sale financial assets			10,940	357
Financial assets at fair value through profit or loss, category [member] | IFRS 9 [member]
Disclosure of financial assets [Line Items]
Available-for-sale financial assets			$ 11,433	$ 374